CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 42,519	$ 31,770	$ 39,126	$ 26,326
Restricted cash - current asset	8,410	7,198	8,066	6,003
Restricted cash - non-current asset	10,991	12,095	12,627	13,125
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 61,920	$ 51,063	$ 59,819	$ 45,454